OTHER INCOME, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income Net
Government grants (1)	$ (70,799)	$ (72,580)
Rental income (lessor lease)	(68,929)	(87,766)
Loss/(income) from disposal of scrap materials	(22,836)	82,696
Derecognition of accounts payable(2)	(23,139)
Other income	(1,246)	(2,989)
Total	$ (186,949)	$ (80,639)